Annual Operating Expenses {- Fidelity® Connecticut Municipal Money Market Fund} - 11.30 Fidelity Connecticut Municipal Funds - Combo PRO-12 - Fidelity® Connecticut Municipal Money Market Fund - Fidelity Connecticut Municipal Money Market Fund-Default
	Jan. 29, 2021
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Total annual operating expenses	0.49%	[1]

[1]

(a)In order to avoid a negative yield, Fidelity Management & Research Company LLC (FMR) may reimburse expenses or waive fees of Fidelity® Connecticut Municipal Money Market Fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Fidelity® Connecticut Municipal Money Market Fund will be able to avoid a negative yield.